SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Direct
Net foreign currency translation adjustments	$ (2,416)	$ (1,522)
Accumulated other comprehensive income (loss)	$ (2,416)	$ (1,522)